Related Party Transactions (Details) (USD $)	12 Months Ended		0 Months Ended
	Mar. 31, 2012	Sep. 30, 2012 acre	Mar. 30, 2012 Mr. David Moss [Member]	Jul. 29, 2011 Gonzales County, Texas Property [Member] acre	Jul. 29, 2011 Gonzales County, Texas Property [Member] Acqua Ventures, Inc. [Member]	Jul. 29, 2011 Gonzales County, Texas Property [Member] Mr. Cerna [Member]	Jul. 29, 2011 Young County, Texas Property [Member] leases acre wells
Related Party Transaction [Line Items]
Common stock issued, acquisition of leases				1,800,000	400,000	1,400,000
Common stock issued, estimated fair value	$ 1,818,000			$ 1,818,000		$ 1,414,000
Acres of undeveloped land		2,288		300			120
Number of leases acquired							2
Number of wells acquired							14
Cash paid for acquisition of leases							$ 128,500
Business Acquisition, common stock issued as consideration			4,200,000
Business Acquisition, common stock issued as consideration as a percentage of issued and outstanding shares			20.70%